UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY			10020
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	4/30/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.                    REPORTS TO STOCKHOLDERS.

The Funds’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

Table of Contents

Shareholder’s Letter	3
Investment Advisory Agreement Approval	4
Performance Summary	14
Expense Examples	15
Portfolio of Investments
Money Market Portfolio	18
Prime Portfolio	21
Government Portfolio	25
Treasury Portfolio	27
Tax-Exempt Portfolio	28
Statements of Assets and Liabilities	33
Statements of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	40
Notes to Financial Statements	46
Trustee and Officer Information	49

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, yields, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

(This page has been left blank intentionally.)

Shareholder’s Letter

Dear Shareholders:

Overview

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (“MSILF”) Semi-Annual Report for the period ended April 30, 2006. MSILF currently offers five portfolios (Money Market, Prime, Government, Treasury and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF’s portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Ronald E. Robinson
President & Principal Executive Officer
May 2006

Investment Advisory Agreement Approval

MONEY MARKET PORTFOLIO

Nature, Extent and Quality of Services: The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers: On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended November 30, 2005 and for the period since the end of February 2004, the month of the Portfolio’s inception, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies: The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers: The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the Portfolio’s management fee rate and total expense ratio, taking into account the cap on the total expense ratio, were competitive with those of its expense peer group.

Breakpoints and Economies of Scale: The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of the Portfolio’s management fee and concluded that the fee, compared to the Portfolio’s expense peer group, was sufficiently low, and there is a cap in the total expense ratio, so that, in effect, economies of scale were built into the management fee structure.

Profitability of the Adviser and Affiliates: The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with  the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits: The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small.

Investment Advisory Agreement Approval (cont’d)

Soft Dollar Benefits: The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs: The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser: The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends: The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion: After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

Investment Advisory Agreement Approval (cont’d)

PRIME PORTFOLIO

Nature, Extent and Quality of Services: The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers: On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended November 30, 2005 and for the period since the end of February 2004, the month of the Portfolio’s inception, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies: The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers: The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the Portfolio’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale: The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of the Portfolio’s management fee and concluded that the fee, compared to the Portfolio’s expense peer group, was sufficiently low, and there is a cap on the total expense ratio, so that, in effect, economies of scale were built into the management fee structure.

Profitability of the Adviser and Affiliates: The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits: The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small.

Investment Advisory Agreement Approval (cont’d)

Soft Dollar Benefits: The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs: The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser: The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends: The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion: After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

Investment Advisory Agreement Approval (cont’d)

GOVERNMENT PORTFOLIO

Nature, Extent and Quality of Services: The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers: On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended November 30, 2005 and for the period since the end of August 2004, the month of the Portfolio’s inception, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies: The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers: The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the Adviser waived its management fee and paid some expenses of the Portfolio, excluding brokerage. The Board concluded that the Portfolio’s management fee rate and total expense ratio, taking into account the fee waiver and the expenses paid by the Adviser, were competitive with those of its expense peer group.

Breakpoints and Economies of Scale: The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of the Portfolio’s management fee and concluded that the fee, compared to the Portfolio’s expense peer group, was sufficiently low, and there is a cap on the total expense ratio, so that, in effect, economies of scale were built into the management fee structure.

Profitability of the Adviser and Affiliates: The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits: The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small.

Investment Advisory Agreement Approval (cont’d)

Soft Dollar Benefits: The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs: The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser: The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends: The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion: After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

Investment Advisory Agreement Approval (cont’d)

TREASURY PORTFOLIO

Nature, Extent and Quality of Services: The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers, and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers: On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended November 30, 2005 and for the period since the end of August 2004, the month of the Portfolio’s inception, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies: The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers: The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the Adviser waived its management fee and paid some expenses of the Portfolio, excluding brokerage. The Board concluded that the Portfolio’s management fee rate and total expense ratio, taking into account the fee waiver and expenses paid by the Adviser, were competitive with those of its expense peer group.

Breakpoints and Economies of Scale: The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of the Portfolio’s management fee and concluded that the fee, compared to the Portfolio’s expense peer group, was sufficiently low, and there is a cap in the total expense ratio, so that, in effect, economies of scale were built into the management fee structure.

Profitability of the Adviser and Affiliates: The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits: The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small.

Investment Advisory Agreement Approval (cont’d)

Soft Dollar Benefits: The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs: The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser: The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends: The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion: After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

Investment Advisory Agreement Approval (cont’d)

TAX-EXEMPT PORTFOLIO

Nature, Extent and Quality of Services: The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers, and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers: On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended November 30, 2005 and for the period since the end of February 2004, the month of the Portfolio’s inception, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies: The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers: The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio. The Board noted that the Adviser waived its management fee and paid some expenses of the Portfolio, excluding brokerage. The Board concluded that the Portfolio’s management fee rate and total expense ratio, taking into account the fee waiver and the expenses paid by the Adviser, were competitive with those of its expense peer group.

Breakpoints and Economies of Scale: The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of the Portfolio’s management fee and concluded that the fee, compared to the Portfolio’s expense peer group, was sufficiently low, and there is a cap in the total expense ratio, so that, in effect, economies of scale were built into the management fee structure.

Profitability of the Adviser and Affiliates: The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits: The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small.

Investment Advisory Agreement Approval (cont’d)

Soft Dollar Benefits: The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs: The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser: The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends: The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion: After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

Performance Summary

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2006, were as follows:

	Institutional Class		Service Class		Investor Class		Adminisrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolio:
Money Market	4.80%	4.92%	4.75%	4.86%	4.70%	4.81%	4.65%	4.76%	4.55%	4.65%	4.30%	4.39%	4.54%	4.64%
Prime	4.76%	4.88%	4.71%	4.82%	4.66%	4.77%	4.61%	4.72%	4.51%	4.61%	4.26%	4.35%	—	—
Government	4.74%	4.86%	4.69%	4.80%	4.64%	4.75%	4.59%	4.70%	4.49%	4.60%	4.24%	4.33%	—	—
Treasury	4.72%	4.83%	4.67%	4.78%	4.62%	4.73%	4.57%	4.67%	4.47%	4.57%	4.22%	4.31%	4.45%	4.55%
Tax-Exempt	3.51%	3.57%	3.46%	3.52%	3.41%	3.47%	3.36%	3.42%	3.26%	3.31%	3.01%	3.06%	3.25%	3.30%

Performance data quoted represent past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios (the “Portfolios”) are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF’s prospectuses carefully before you invest or send money.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

Expense Examples

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, shareholder administration plan fees (in the case of the Service, Investor, and Administrative Classes), service and shareholder administration plan fees (in the case of the Advisory Class); distribution and shareholder service plan fees (in the case of the Participant and Cash Management Classes) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005— April 30, 2006
Money Market Portfolio
Institutional Class
Actual	$1,000.00	$1,021.90	$0.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.35	0.45
Service Class
Actual	1,000.00	1,021.60	0.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.10	0.70
Investor Class
Actual	1,000.00	1,021.40	0.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.85	0.95
Administrative Class
Actual	1,000.00	1,021.10	1.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.60	1.20
Advisory Class
Actual	1,000.00	1,020.60	1.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76
Participant Class
Actual	1,000.00	1,019.70	2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	2.61
Cash Management Class
Actual	1,000.00	1,021.60	0.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.05	0.75

*                    Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’, Participant Class’ and Cash Management Class’ annualized net expense ratios of 0.09%, 0.14%, 0.19%, 0.24%, 0.35%, 0.52% and 0.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005— April 30, 2006
Prime Portfolio
Institutional Class
Actual	$1,000.00	$1,021.80	$0.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.20	0.60

Expense Examples (cont’d)

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 — April 30, 2006
Prime Portfolio (cont’d)
Service Class
Actual	$1,000.00	$1,021.60	$0.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.95	0.85
Investor Class
Actual	1,000.00	1,021.30	1.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.70	1.10
Administrative Class
Actual	1,000.00	1,021.10	1.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.46	1.35
Advisory Class
Actual	1,000.00	1,020.60	1.85
Hypothetical (5% average annual return before expenses)	1,000.00	1.022.96	1.86
Participant Class
Actual	1,000.00	1,019.60	2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76

*                    Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’ and Participant Class’ annualized net expense ratios of 0.12%, 0.17%, 0.22%, 0.27%, 0.37% and 0.55%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 — April 30, 2006
Government Portfolio
Institutional Class
Actual	$1,000.00	$1,021.90	$0.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.40	0.40
Service Class
Actual	1,000.00	1,021.60	0.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.15	0.65
Investor Class
Actual	1,000.00	1,021.40	0.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.90	0.90
Administrative Class
Actual	1,000.00	1,021.10	1.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.65	1.15
Advisory Class
Actual	1,000.00	1,020.60	1.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.16	1.66
Participant Class
Actual	1,000.00	1,019.70	2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51

*                    Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’ and Participant Class’ annualized net expense ratios of 0.08%, 0.13%, 0.18%, 0.23%, 0.33% and 0.50%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 — April 30, 2006
Treasury Portfolio
Institutional Class
Actual	$1,000.00	$1,021.60	$0.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.55	0.25
Service Class
Actual	1,000.00	1,021.30	0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Investor Class
Actual	1,000.00	1,021.10	0.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.05	0.75
Administrative Class
Actual	1,000.00	1,020.80	1.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00
Advisory Class
Actual	1,000.00	1,020.30	1.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.31	1.51
Participant Class
Actual	1,000.00	1,019.40	2.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.41	2.41

Expense Examples (cont’d)

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 — April 30, 2006
Treasury Portfolio (cont’d)
Cash Management Class
Actual	$1,000.00	$1,021.30	$0.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.25	0.55

*                    Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’, Participant Class’ and Cash Management Class’ annualized net expense ratios of 0.05%, 0.10%, 0.15%, 0.20%, 0.30%, 0.48% and 0.11%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 — April 30, 2006
Tax-Exempt Portfolio
Institutional Class
Actual	$1,000.00	$1,015.00	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Service Class
Actual	1,000.00	1,014.70	0.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.05	0.75
Investor Class
Actual	1,000.00	1,014.50	1.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.00
Administrative Class
Actual	1,000.00	1,014.20	1.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.55	1.25
Advisory Class
Actual	1,000.00	1,013.70	1.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76
Participant Class
Actual	1,000.00	1,012.80	2.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	2.71
Cash Management Class
Actual	1,000.00	1,014.70	0.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.00	0.80

*                    Expenses are equal to Institutional Class’, Service Class’, Investor Class’, Administrative Class’, Advisory Class’, Participant Class’ and Cash Management Class’ annualized net expense ratios of 0.10%, 0.15%, 0.20%, 0.25%, 0.35%, 0.54% and 0.16%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (6.0%)
Banking (1.9%)
HSBC USA, Inc.
4.00%, 7/18/06	$20,000	$20,000
Wells Fargo Bank NA
4.80%, 1/17/07	15,000	15,000
4.84%, 1/30/07	12,500	12,498
4.90%, 2/1/07	25,000	25,000
		72,498
International Banks (4.1%)
Credit Suisse First Boston
4.80%, 5/8/06	40,000	40,000
Norinchukin Bank/New York
4.82%, 5/8/06	25,000	25,000
4.84%, 5/8/06	20,000	20,000
4.85%, 5/8/06	75,000	75,000
		160,000
Total Certificates of Deposit (Cost $232,498)		232,498
Commercial Paper (44.1%)
Asset Backed — Consumer (10.5%)
Barton Capital LLC
4.78%, 5/4/06	(a)50,000	49,980
Bryant Park Funding LLC
4.77%, 5/5/06 - 5/9/06	(a)86,546	86,491
Gemini Securitization Corp.
4.78%, 5/1/06	(a)29,560	29,560
4.79%, 5/8/06	(a)35,000	34,967
4.82%, 5/4/06	(a)95,000	94,962
Regency Markets No. 1 LLC
4.79%, 5/8/06	(a)25,000	24,977
Thames Asset Global Securitization
4.79%, 5/1/06	(a)49,595	49,595
Thunder Bay Funding LLC
4.76%, 5/10/06	(a)14,500	14,483
4.78%, 5/8/06	(a)20,398	20,379
		405,394
Asset Backed — Corporate (3.3%)
Atlantis One Funding
4.60%, 7/13/06	(a)10,000	9,907
Davis Square Funding V
4.81%, 5/5/06	(a)20,000	19,989
5.06%, 6/26/06	(a)20,000	19,844
Davis Square Funding VI
4.83%, 5/9/06	(a)20,000	19,979
Eureka Securitization, Inc.
4.77%, 5/10/06	(a)20,000	19,976
4.80%, 5/5/06	(a)37,800	37,780
		127,475
Asset Backed — Diversified (1.8%)
Jupiter Securitization Corp.
4.78%, 5/4/06 - 5/5/06	(a)71,165	71,134

	Face Amount (000)	Value (000)
Asset Backed — Mortgage (2.2%)
Sydney Capital Corp.
4.78%, 5/4/06 - 5/5/06	$ (a)50,300	$50,277
4.87%, 6/14/06	(a)14,880	14,792
4.88%, 5/24/06	(a)20,000	19,938
		85,007
Asset Backed — Securities (18.2%)
Amstel Funding Corp.
4.55%, 6/14/06 - 6/20/06	(a)37,612	37,389
4.58%, 7/7/06	(a)35,000	34,704
4.64%, 7/24/06	(a)15,000	14,839
4.85%, 8/14/06	(a)15,000	14,791
4.91%, 8/30/06	(a)10,000	9,838
5.12%, 10/6/06	(a)30,000	29,340
Beta Finance, Inc.
5.20%, 10/25/06	(a)25,500	24,864
CC USA, Inc.
4.88%, 8/21/06	(a)20,000	19,701
4.91%, 6/29/06	(a)15,000	14,880
5.18%, 10/24/06	(a)20,000	19,506
Clipper Receivables Corp., LLC
4.78%, 5/5/06	85,000	84,955
Curzon Funding LLC
4.77%, 5/5/06	(a)25,000	24,987
4.96%, 6/27/06	25,000	24,805
5.08%, 9/29/06	15,000	14,687
Galleon Capital LLC
4.77%, 5/5/06	(a)40,000	39,979
4.78%, 5/8/06	(a)50,000	49,954
Golden Fish LLC
4.72%, 5/8/06	(a)10,000	9,991
4.73%, 5/9/06	(a)17,573	17,555
5.05%, 6/26/06	(a)49,000	48,618
Grampian Funding Ltd.
4.40%, 5/9/06	(a)10,000	9,990
4.58%, 6/19/06	(a)35,000	34,783
4.64%, 7/21/06	(a)60,000	59,380
4.97%, 9/12/06	(a)20,000	19,637
4.99%, 9/18/06	(a)20,000	19,619
Solitaire Funding LLC
4.77%, 5/5/06	(a)25,000	24,987
		703,779
Banking (1.8%)
Bank of America Corp.
4.74%, 8/1/06	20,000	19,761
4.80%, 5/5/06 - 5/8/06	30,000	29,978
4.90%, 8/28/06	20,000	19,681
		69,420
Diversified Financial Services (0.7%)
General Electric Co.
4.79%, 6/28/06	25,000	24,809

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
Finance — Corporate (0.9%)
CIT Group, Inc.
4.96%, 6/19/06	$ (a)35,000	$34,765
International Banks (4.2%)
Natexis Banques Populaires
4.79%, 5/10/06	55,000	55,000
Nordea N.A.
4.80%, 5/3/06	15,000	14,996
Skandinaviska Enskilda
4.80%, 5/5/06	(a)38,000	37,980
Swedbank, Inc.
4.77%, 5/4/06	39,000	38,984
5.17%, 10/24/06	15,400	15,021
		161,981
Investment Bankers/Brokers/Services (0.5%)
Goldman Sachs Group, Inc.
4.87%, 10/30/06	18,500	18,056
Total Commercial Paper (Cost $1,701,820)		1,701,820
Corporate Notes (6.9%)
Asset Backed — Securities (1.7%)
CC USA, Inc.
4.05%, 7/24/06	(a)7,500	7,500
4.75%, 11/13/06	(a)15,000	15,000
Links Finance LLC
5.00%, 3/12/07	(a)15,000	15,000
5.17%, 3/16/07	(a)15,000	14,999
5.37%, 5/2/07	(a)15,000	14,999
		67,498
Diversified Financial Services (0.9%)
General Electric Capital Corp.
5.00%, 8/16/06 - 4/17/07	35,200	35,245
International Banks (2.2%)
Australia & New Zealand Bank
4.93%, 12/22/06	(a)25,000	25,000
Royal Bank of Canada
4.80%, 3/1/07 - 3/30/07	(a)60,000	59,993
		84,993
Investment Bankers/Brokers/Services (2.1%)
Goldman Sachs Group, Inc.
4.82%, 5/5/06	40,000	40,000
4.99%, 8/7/06	40,000	40,000
		80,000
Total Corporate Notes (Cost $267,736)		267,736
Extendible Notes (10.9%)
Diversified Financial Services (2.0%)
General Electric Capital Corp.
5.00%, 6/16/06 - 4/17/07	75,000	75,015
International Banks (6.7%)
Commonwealth Bank of Australia
4.92%, 8/24/10	50,000	50,000
Royal Bank of Scotland
4.92%, 4/21/10	(a)135,000	135,000

	Face Amount (000)	Value (000)
Societe Generale
4.80%, 2/2/07 - 4/2/07	$ (a)75,000	$74,997
		259,997
Investment Bankers/Brokers/Services (2.2%)
Merrill Lynch & Co., Inc.
4.88%, 9/15/06	50,000	50,000
5.05%, 11/9/06	35,000	35,045
		85,045
Total Extendible Notes (Cost $420,057)		420,057
Floating Rate Notes (6.2%)
Asset Backed — Securities (2.2%)
Links Finance LLC
4.81%, 6/1/06	(a)(b)25,000	25,000
4.84%, 2/15/07	(a)(b)60,000	60,002
		85,002
Finance — Automotive (0.7%)
American Honda Finance Corp.
4.70%, 5/12/06	(a)(b)25,000	25,000
Insurance (0.1%)
ASIF Global Financing XXII
4.95%, 5/30/06	(a)(b)3,300	3,300
Investment Bankers/Brokers/Services (3.2%)
Bank of America Corp.
4.95%, 12/31/49	(b)75,000	75,000
Goldman Sachs Group, Inc.
4.91%, 6/9/06	(b)50,000	50,000
		125,000
Total Floating Rate Notes (Cost $238,302)		238,302
Time Deposits (14.9%)
International Banks (14.9%)
Fortis Bank/New York
4.89%, 5/1/06	150,000	150,000
HSH Nordbank AG
4.88%, 5/1/06	40,000	40,000
Natexis Banques Populaires
4.90%, 5/1/06	125,000	125,000
Rabobank Nederlander
4.86%, 5/1/06	100,000	100,000
Regions Bank
4.88%, 5/1/06	160,205	160,205
Total Time Deposits (Cost $575,205)		575,205
Repurchase Agreements (11.6%)
Banc of America Securities LLC, 4.78%, dated 4/28/06, due 5/01/06, repurchase price $150,060: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 3/01/2035, valued at $152,396.	150,000	150,000

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face Amount (000)	Value (000)
Banc of America Securities LLC, 4.87%, dated 4/28/06, due 5/01/06, repurchase price $50,020: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Ticonderoga & Ticonderoga, due 5/31/2006, valued at $51,000.	$50,000	$50,000
CS First Boston LLC, 4.87%, dated 4/28/06, due 5/01/06, repurchase price $150,061: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, 4.72%, due 03/15/2010, Federal Home Loan Mortgage Corp., Discount Notes, due 12/26/2006, valued at $153,003.	150,000	150,000

Merrill Lynch & Co., 4.91%, dated 4/28/06, due 5/01/06, repurchase price $100,041: fully collateralized by corporate and government securities at the date of this Portfolio of Investments as follows: Abbott Laboratories, 5.63%, due 7/01/2006; Charter One Bank NA, 5.50%, due 4/26/11; Citigroup Capital II, 7.75%, due 12/01/36; Citigroup Inc, 4.88% to 6.63%, due 8/27/12 to 10/31/33; Home Depot Inc, 4.63%, due 8/15/10; ING USA Global Funding Trust, 4.50%, due 10/01/10; Jackson National Life Global Funding, 4.70% to 5.92, due 5/01/14 to 6/01/18; Kimberly-Clark Corp, 7.10%, due 8/01/07; Monumental Global Funding III, 5.20%, due 1/30/07; Pacific Life Global Funding, 3.75%, due 1/15/09; Protective Life Secured Trust, 5.09%, due 9/10/14; Province of Manitoba Canada, 8.88%, due 9/15/21; Province of Saskatchewan Canada, 8.00%, due 2/01/13; Singapore Telecommunications Ltd, 7.38%, due 12/01/31; Southern California Gas Co., 4.38% to 5.75%, due 1/15/11 to 11/15/35; UBS Preferred Funding Trust I, 8.62%, due 10/01/49; US Bancorp, 3.13%, due 3/15/08; Wells Fargo & Co., 4.95%, due 10/16/13, valued at $102,005.

	100,000	100,000
Total Repurchase Agreements (Cost $450,000)		450,000
Total Investments (100.6%) (Cost $3,885,618)		3,885,618
Liabilities in Excess of Other Assets (-0.6%)		(23,147)
Net Assets (100%)		$3,862,471

(a)             144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)            Variable/Floating Rate Security — Interest rate changes on these securities are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2006.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (5.9%)
Banking (3.2%)
HSBC USA, Inc.
3.06%, 5/16/06	$ (b)75,000	$75,000
4.00%, 7/18/06	55,000	55,000
4.19%, 12/15/06	(b)130,000	130,000
Wells Fargo Bank NA
4.05%, 11/27/06	(b)140,000	140,000
4.80%, 1/17/07	65,000	65,000
4.84%, 1/30/07	67,500	67,490
		532,490
Major Banks (2.7%)
Washington Mutual Bank FA
4.79%, 5/8/06	250,000	250,000
4.75%, 5/10/06	200,000	200,000
		450,000
Total Certificates of Deposit (Cost $982,490)		982,490
Commercial Paper (52.7%)
Asset Backed — Automotive (0.6%)
Daimler Chrysler Revolving Auto Conduit LLC
4.77%, 5/5/06	102,500	102,446
Asset Backed — Consumer (11.9%)
Barton Capital LLC
4.73%, 5/10/06	(a)79,897	79,803
4.77%, 5/9/06	(a)82,153	82,066
4.78%, 5/4/06	(a)195,303	195,225
4.80%, 5/8/06	(a)24,087	24,064
Bryant Park Funding LLC
4.77%, 5/4/06 - 5/9/06	(a)165,000	164,883
Gemini Securitization Corp.
4.79%, 5/5/06 - 5/8/06	(a)590,000	589,621
4.82%, 5/4/06	(a)255,000	254,898
Mont Blanc Capital Corp.
4.85%, 5/1/06	(a)69,713	69,713
Park Avenue Receivables Corp.
4.78%, 5/9/06	(a)75,537	75,457
Ranger Funding LLC
4.77%, 5/5/06	(a)25,000	24,987
Regency Markets No. 1 LLC
4.79%, 5/8/06	(a)67,154	67,091
Sheffield Receivables Corp.
4.77%, 5/5/06	(a)300,000	299,841
Thames Asset Global Securitization, Inc.
4.79%, 5/1/06	(a)25,000	25,000
Thunder Bay Funding LLC
4.76%, 5/10/06	(a)45,000	44,947
		1,997,596
Asset Backed — Corporate (2.9%)
Atlantis One Funding Corp.
4.60%, 7/13/06	(a)57,313	56,783
4.77%, 5/4/06	(a)113,469	113,424
4.85%, 5/1/06	(a)39,980	39,980

	Face
	Amount	Value
	(000)	(000)
Davis Square Funding IV Corp.
4.82%, 5/4/06	$ (a)100,000	$99,960
Eureka Securitization, Inc.
4.77%, 5/10/06	(a)55,000	54,934
Tulip Funding Corp.
4.80%, 5/2/06	(a)78,434	78,423
Variable Funding Corp.
4.78%, 5/4/06	(a)(b)36,192	36,178
		479,682
Asset Backed — Diversified (3.1%)
CRC Funding LLC
4.77%, 5/4/06 - 5/5/06	(a)200,000	199,907
Fairway Finance Corp.
4.75%, 5/10/06	(a)41,365	41,316
Falcon Asset Securitization
4.80%, 5/2/06 - 5/4/06	(a)193,596	193,543
Jupiter Securitization Corp.
4.78%, 5/5/06	(a)81,516	81,473
		516,239
Asset Backed — Mortgage (2.6%)
Sydney Capital Corp.
4.70%, 6/23/06	(a)23,330	23,169
4.78%, 5/8/06 - 5/5/06	(a)240,070	239,870
4.87%, 6/14/06	(a)120,000	119,290
4.93%, 6/9/06	(a)50,376	50,107
		432,436
Asset Backed — Securities (27.3%)
Amstel Funding Corp.
4.43%, 5/16/06	(a)60,000	59,889
4.47%, 5/8/06	(a)55,000	54,952
4.50%, 6/2/06	(a)77,000	76,692
4.55%, 6/14/06 - 6/20/06	(a)126,450	125,709
4.58%, 7/7/06	(a)161,345	159,982
4.64%, 7/24/06	(a)65,000	64,304
4.71%, 8/1/06	(a)50,000	49,398
4.85%, 8/14/06	(a)50,000	49,303
4.91%, 8/30/06	(a)71,594	70,432
5.12%, 10/6/06	(a)130,000	127,142
Beta Finance, Inc.
5.20%, 10/25/06	(a)75,000	73,130
Cancara Asset Securitisation LLC
4.87%, 5/2/06	(a)109,662	109,647
CC USA, Inc.
4.62%, 7/27/06	(a)50,000	49,442
4.70%, 5/17/06	(a)34,250	34,178
4.81%, 8/18/06	(a)71,000	69,966
4.88%, 8/21/06	(a)8,400	8,274
4.91%, 6/29/06	(a)25,000	24,801
5.18%, 10/24/06	(a)55,000	53,642
Clipper Receivables LLC
4.78%, 5/5/06 - 5/8/06	461,000	460,728
Curzon Funding LLC
5.08%, 9/29/06	70,000	68,539

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed — Securities (cont’d)
4.77%, 5/3/06	$100,000	$99,974
4.77%, 5/5/06 - 5/8/06	(a)245,000	244,830
4.78%, 5/4/06	125,000	124,950
4.96%, 6/27/06	105,000	104,182
Dorada Finance, Inc.
4.62%, 7/28/06	(a)40,000	39,548
4.86%, 5/25/06	(a)50,000	49,838
4.87%, 6/28/06	(a)35,000	34,725
Galleon Capital LLC
4.77%, 5/5/06	(a)100,000	99,947
4.78%, 5/8/06	(a)50,000	49,954
Golden Fish LLC
4.72%, 5/8/06	(a)65,418	65,358
4.73%, 5/9/06	(a)102,409	102,301
4.80%, 5/2/06	(a)85,000	84,989
4.91%, 6/5/06	(a)129,480	128,862
4.97%, 6/20/06	(a)99,746	99,058
5.03%, 6/27/06 - 6/28/06	(a)294,595	292,237
5.05%, 6/26/06	(a)70,571	70,021
Grampian Funding LLC
4.40%, 5/9/06	(a)173,000	172,829
4.58%, 6/19/06	(a)196,000	194,786
4.64%, 7/21/06	(a)200,000	197,939
4.77%, 5/5/06	(a)195,000	194,897
4.97%, 9/12/06	(a)70,000	68,729
4.99%, 9/18/06	(a)92,500	90,739
Scaldis Capital LLC
4.78%, 5/8/06	(a)79,168	79,094
Solitaire Funding LLC
4.77%, 5/8/06	(a)100,000	99,907
		4,579,844
Banking (1.6%)
Bank of America Corp.
4.74%, 8/1/06	150,000	148,203
4.90%, 8/28/06	105,000	103,327
Citigroup Funding, Inc.
5.03%, 10/24/06	24,700	24,093
		275,623
Diversified Financial Services (0.2%)
General Electric Co.
4.79%, 6/28/06	40,000	39,694
Finance — Corporate (0.2%)
CIT Group, Inc.
4.77%, 5/4/06	(a)40,000	39,984
Investment Bankers/Brokers/Services (2.3%)
Citigroup Global Markets Holdings, Inc.
3.25%, 6/6/06	(b)45,000	45,009
Goldman Sachs Group, Inc.
3.84%, 7/14/06	150,000	150,000
4.07%, 8/18/06	(b)100,000	100,000
4.87%, 10/30/06	100,000	97,598
		392,607
Total Commercial Paper (Cost $8,856,151)		8,856,151

	Face
	Amount	Value
	(000)	(000)
Corporate Notes (6.4%)
Asset Backed — Securities (1.7%)
CC USA, Inc.
4.05%, 7/24/06	$ (a)(b)15,000	$15,000
4.75%, 11/13/06	(a)(b)65,000	64,998
Links Finance LLC
5.00%, 3/12/07	(a)(b)65,000	65,000
5.17%, 3/16/07	(a)(b)67,500	67,494
5.37%, 5/2/07	(a)(b)65,000	64,997
		277,489
Banking (2.7%)
World Savings Bank
4.78%, 5/5/06 - 5/8/06	450,000	449,999
Investment Bankers/Brokers/Services (1.8%)
Goldman Sachs Group, Inc.
4.82%, 5/5/06	170,000	170,000
4.99%, 8/7/06	(b)140,000	140,000
		310,000
Major Banks (0.2%)
US Bank NA
2.87%, 2/1/07	38,000	37,387
Total Corporate Notes (Cost $1,074,875)		1,074,875
Extendible Notes (4.0%)
Banking (0.9%)
Fifth Third Bancorp.
1.92%, 11/23/09	(a)(b)150,000	150,000
Diversified Financial Services (1.6%)
General Electric Capital Corp.
4.04%, 11/9/06	(b)50,000	50,041
4.44%, 1/9/07	(b)120,000	120,159
4.67%, 3/9/07	(b)105,000	105,146
		275,346
Investment Bankers/Brokers/Services (1.5%)
Merrill Lynch & Co., Inc.
4.88%, 9/15/06	(b)175,000	175,000
5.05%, 11/9/06	(b)75,000	75,097
		250,097
Total Extendible Notes (Cost $675,443)		675,443
Floating Rate Notes (21.8%)
Asset Backed — Securities (9.8%)
Beta Finance, Inc.
3.07%, 5/24/06 - 5/25/06	(a)(b)283,000	282,999
3.57%, 9/11/06	(a)(b)50,000	50,001
4.07%, 6/13/06 - 7/20/06	(a)(b)75,000	75,001
CC USA, Inc.
4.07%, 5/19/05	(a)(b)78,000	78,000
4.58%, 2/22/07	(a)(b)150,000	150,043
Dorada Finance, Inc.
3.07%, 5/25/06	(a)(b)125,000	124,999
4.89%, 7/14/06	(a)(b)100,000	99,999

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed — Securities (cont’d)
Links Finance LLC
4.07%, 11/14/06	$ (a)(b)25,000	$24,998
4.58%, 3/1/07	(a)(b)100,000	100,033
4.81%, 6/1/06	(a)(b)75,000	75,000
4.82%, 3/29/07 - 4/18/07	(a)(b)250,000	249,976
White Pine Finance LLC
3.60%, 8/25/06	(a)(b)185,000	184,991
3.79%, 9/25/06	(a)(b)75,000	74,994
3.81%, 10/16/06	(a)(b)80,000	79,992
		1,651,026
Banking (0.7%)
Wells Fargo & Co.
5.00%, 3/23/07	(b)112,595	112,684
Diversified Financial Services (2.3%)
General Electric Capital Corp.
4.24%, 12/15/06	(b)125,000	125,119
4.35%, 12/29/06	(b)200,000	200,000
Wal-Mart Stores, Inc.
4.86%, 3/28/07	(b)65,000	64,961
		390,080
Finance — Automotive (0.6%)
Toyota Motor Credit Corp.
3.79%, 11/6/06	(b)100,000	100,000
Insurance (0.8%)
John Hancock Global Funding II
4.46%, 2/23/07	(a)(b)115,550	115,646
New York Life Global Funding
4.46%, 2/26/07	(a)(b)20,000	20,014
		135,660
Investment Bankers/Brokers/Services (2.8%)
Bank of America Corp.
4.95%, 12/31/49	(b)273,500	273,500
Goldman Sachs Group, Inc.
4.91%, 6/9/06	(b)200,000	200,000
		473,500
Major Banks (4.8%)
American Express Bank
4.36%, 6/13/06	(b)150,000	150,006
Bank of America NA
4.57%, 4/18/07	(b)200,000	200,000
Fifth Third Bank
4.26%, 11/6/06	(b)105,000	104,990
Harris Trust & Savings Bank
2.82%, 5/3/06	(b)100,000	100,000
National City Bank
4.38%, 7/26/06	(b)97,000	97,008
SunTrust Bank
3.78%, 9/26/06	(b)152,000	151,992
		803,996
Total Floating Rate Notes (Cost $3,666,946)		3,666,946

	Face
	Amount	Value
	(000)	(000)
Time Deposit (8.4%)
Banking (5.7%)
Regions Bank of Alabama
4.88%, 5/1/06	$457,425	$457,425
SunTrust Bank
4.85%, 5/1/06	500,000	500,000
		957,425
Major Banks (2.7%)
Fifth Third Bank
4.76%, 8/1/06	160,000	160,000
4.88%, 5/1/06	300,000	300,000
		460,000
Total Time Deposit (Cost $1,417,425)		1,417,425
Repurchase Agreements (2.5%)
Banc of America Securities LLC, 4.78%, dated 4/28/06, due 5/1/06, repurchase price $290,116: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages, 5.50%, due 4/1/36, valued at $295,548.	290,000	290,000
Banc of America Securities LLC, 4.87%, dated 4/28/06, due 5/1/06, repurchase price $120,049: fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Alliance & Leicester plc, due 8/14/06; Anglesea Funding plc, due 5/2/06; Southern Co. Funding Corp., due 6/6/06; Ticonderoga & Ticonderoga, due 5/30/06, valued at $122,400.	120,000	120,000
Total Repurchase Agreements (Cost $410,000)		410,000
Total Investments (101.7%) (Cost $17,083,330)		17,083,330
Liabilities in Excess of Other Assets (-1.7%)		(281,107)
Net Assets (100%)		$16,802,223

(a)             144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)            Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2006.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Prime Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*                    Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (15.9%)
Federal Farm Credit Bank
4.75%, 2/12/07	$ (b)30,000	$29,998
4.76%, 10/6/06 - 12/28/06	(b)65,000	64,992
4.77%, 8/18/06 - 10/6/06	(b)44,800	44,801
4.82%, 3/22/07	(b)25,000	24,994
4.86%, 9/21/07	(b)5,000	5,002
4.92%, 12/29/06	(b)30,000	29,997
Federal Home Loan Bank
2.05%, 7/24/06	2,500	2,488
2.25%, 7/24/06	1,700	1,692
2.75%, 11/15/06	4,360	4,316
3.00%, 2/5/07	2,000	1,972
3.13%, 11/15/06	1,500	1,488
3.20%, 11/29/06	11,640	11,541
4.58%, 8/10/07	(b)25,000	24,989
4.63%, 5/16/06	(b)6,500	6,500
4.70%, 6/1/06	(b)13,300	13,299
4.77%, 12/13/06	(b)20,000	19,996
4.82%, 8/21/06	(b)25,000	24,995
4.84%, 12/29/06	(b)20,000	19,994
4.89%, 3/5/07	22,000	21,975
4.91%, 6/2/06	(b)15,000	14,999
5.04%, 8/2/06	(b)25,100	25,097
Federal Home Loan Mortgage Corp.
2.13%, 6/12/06	11,500	11,476
2.25%, 12/4/06	4,750	4,678
2.38%, 2/15/07	5,000	4,892
2.43%, 3/23/07	5,000	4,879
2.75%, 10/6/06	6,125	6,075
3.00%, 5/5/06	(c)1,500	1,500
3.00%, 9/29/06 - 12/15/06	9,413	9,339
3.13%, 9/22/06	6,800	6,759
3.80%, 12/27/06	7,000	6,960
4.28%, 8/4/06	5,000	4,944
4.38%, 7/5/06	5,000	4,961
4.69%, 11/14/06	6,970	6,795
4.80%, 6/22/07	(b)50,000	49,980
4.88%, 3/15/07	4,275	4,268
4.88%, 7/6/07	(b)25,000	24,986
5.20%, 4/3/07	5,000	4,767
5.50%, 7/15/06	7,000	7,017
Federal National Mortgage Association
2.38%, 5/4/06	2,500	2,500
3.25%, 12/21/06	1,500	1,484
3.50%, 12/28/06	2,600	2,575
4.36%, 5/3/06	5,000	4,999
4.67%, 5/22/06	(b)20,800	20,799
4.88%, 5/9/06	(b)5,000	5,000
Total U.S. Government & Agency Securities (Cost $596,758)		596,758

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (84.4%)
Banc of America LLC, 4.78%, dated 4/28/06, due 5/1/06, repurchase price $881,476: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 0.00% to 6.63%, due 2/23/07 to 11/15/30; Federal Home Loan Mortgage Corporation, Fixed Rate Mortgages: 0.00% to 5.25%, due 12/11/06 to 10/19/15, valued at $898,748.	$881,125	$881,125
Banc of America LLC, 4.80%, dated 4/12/06, due 5/10/06, repurchase price $25,093: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.00%, due 7/1/34 to 6/1/35, valued at $25,500.	25,000	25,000
Barclays Capital, 4.78%, dated 4/28/06, due 5/1/06, repurchase price $675,269: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 4.90% to 5.50%, due 6/1/07 to 8/3/15; Federal Home Loan Mortgage Corporation, Fixed Rate Mortgages: 4.63% to 5.75%, due 7/18/07 to 8/3/15, valued at $688,501.	675,000	675,000
CS First Boston LLC, 4.73%, dated 3/17/06, due 5/8/06, repurchase price $15,102: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 5.00%, due 1/1/31; Federal National Mortgage Association, Adjustable Rate Mortgages: 4.28%, due 4/1/33 to 4/1/35, valued at $15,300.	15,000	15,000
CS First Boston LLC, 4.76% dated 4/26/06, due 5/3/06, repurchase price $40,037: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.29% to 4.76%, due 4/1/33 to 7/1/35, valued at $40,802.	40,000	40,000
CS First Boston LLC, 4.79%, dated 4/28/06, due 5/1/06, repurchase price $685,273: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 3.72%, to 6.17%, due 6/1/31 to 5/1/42; Federal National Mortgage Association, Adjustable Rate Mortgages: 3.72% to 6.17%, due 6/1/32 to 5/1/42, valued at $698,701.	685,000	685,000

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)

UBS Securities LLC, 4.77%, dated 4/28/06, due 5/1/06, repurchase price $675,268: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage: 5.77%, due 12/25/12; Federal National Mortgage Association, Fixed Rate Mortgages: 0.00% to 4.45%, due 8/25/12 to 6/1/17; Federal Home Loan Mortgage Corp., Gold Pool: 7.30%, due 12/17/22; Government National Mortgage Association, Fixed Rate Mortgages: 5.00% to 8.50%, due 1/15/19 to 4/15/36; Government National Mortgage Association, Adjustable Rate Mortgages, 4.38% to 5.50%, due 4/20/33 to 9/20/34; U.S. Treasury Note, Fixed Rate, 2.00%, due 5/15/06, valued at $688,501.

	$675,000	$675,000
UBS Securities LLC, 4.78%, dated 3/28/06, due 5/10/06, repurchase price $15,086: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 6.00%, due 4/1/35, valued at $15,302.	15,000	15,000
UBS Securities LLC, 4.78%, dated 3/29/06, due 5/10/06, repurchase price $20,112: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.50%, to 6.00%, due 6/1/20 to 4/1/35, valued at $20,404.	20,000	20,000
UBS Securities LLC, 4.79%, dated 4/6/06, due 5/10/06, repurchase price $25,113: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.50%, due 6/1/20 to 6/1/34, valued at $25,501.	25,000	25,000
UBS Securities LLC, 4.79%, dated 4/11/06, due 5/10/06, repurchase price $45,174: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 5.00% to 5.50%, due 5/1/34 to 6/1/34, valued at $45,901.	45,000	45,000
UBS Securities LLC, 4.79%, dated 4/5/06, due 5/10/06, repurchase price $80,373: fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 4.50% to 6.00%, due 8/1/29 to 3/1/35, valued at $81,602.	80,000	80,000
Total Repurchase Agreements (Cost $3,181,125)		3,181,125
Total Investments (100.3%) (Cost $3,777,883)		$3,777,883
Liabilities in Excess of Other Assets (-0.3%)		(9,704)
Net Assets (100%)		$3,768,179

(b)            Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2006.

(c)             Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2006. Maturity date disclosed is the ultimate maturity date.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (100.6%)
Barclays Capital, 4.70%, dated 4/28/06, due 5/1/06, repurchase price $4,652; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Strip, due 2/15/15, valued at $4,743.	$4,650	$4,650
CS First Boston LLC, 4.71%, dated 4/28/06, due 5/1/06, repurchase price $4,652; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.50%, due 2/15/09, valued at $4,746.	4,650	4,650
Deutsche Bank Securities, Inc., 4.72%, dated 4/28/06, due 5/1/06, repurchase price $4,662; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, due 10/26/06, valued at $4,753.	4,660	4,660
Goldman Sachs Group, Inc., 4.68%, dated 4/25/06, due 5/2/06, repurchase price $1,001; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.875%, due 11/30/06, valued at $1,021.	1,000	1,000
UBS Securities LLC, 4.69%, dated 4/28/06, due 5/1/06, repurchase price $4,652; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.50%, due 2/28/11, valued at $4,745.	4,650	4,650
Total Investments (100.6%) (Cost $19,610)		19,610
Liabilities in Excess of Other Assets (-0.6%)		(115)
Net Assets (100%)		$19,495

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Tax Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (99.6%)
Commercial Paper (6.7%)
Illinois Health Facilities Authority, Evanston Hospital Corp., Series 1988 3.50%, 7/13/06	$7,000	$7,000
JEA, FL, Electric System 2001, Sub-Series C 3.45%, 6/22/06	10,000	10,000
Kentucky Asset Liability Commission, General Fund Second, Series 2005 A-2 3.15%, 10/11/06	15,000	15,000
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax, Series 2004 A 3.35%, 5/10/06	7,500	7,500
North Carolina Capital Facilities Finance Agency, Duke University, Series A2 3.35%, 5/4/06	10,000	10,000
		49,500
Daily Variable Rate Bonds (6.0%)
Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System, Series 2005 D 3.63%, 5/1/06	3,600	3,600
Geisinger Authority, PA, Geisinger Health System, Series 2005 B 3.72%, 5/1/06	15,900	15,900
Harris County Health Facilities Development Corp., TX, Methodist Hospital System, Series 2005 B 3.73%, 5/1/06	11,900	11,900
New York City, NY, Fiscal 2006 Sub-Series H-2 3.61%, 5/1/06	12,900	12,900
		44,300
Municipal Bonds & Notes (15.1%)
Aiken County Consolidated School District, SC, Series 2005 BANs 3.25%, 7/14/06	2,800	2,800
Beaufort County School District, SC, Series 2005 A BANs 3.15%, 7/14/06	2,200	2,200
Beaver Area School District, PA, Series 2005 TRANs 3.50%, 6/30/06	1,709	1,710
Bend-La Pine Administrative School District No 1, OR, Series 2005 TRANs 4.00%, 6/29/06	5,000	5,009
Burnt Hills - Ballston Lake Central School District, NY, Series 2005 A TANs 3.75%, 7/13/06	1,250	1,252
Friendship Central School District, NY, Series 2005 BANs 4.00%, 8/3/06	3,000	3,009
Gloversville City School District, NY, Series 2005 BANs 4.50%, 9/28/06	7,800	7,837
Hastings, NY, Series 2005 BANs 3.25%, 7/14/06	1,500	1,500

	Face
	Amount	Value
	(000)	(000)
Kane, McHenry, Cook & DeKalb Counties Community Unit School District #300, IL, Series 2006 TAWs 4.75%, 6/30/06	$10,000	$10,014
Marlboro Central School District, NY, Series 2006 A BANs 4.50%, 9/29/06	7,000	7,025
Maryland Community Development Administration, Department of Housing & Community Development Residential Notes 2005, Series F 3.12%, 11/24/06	7,000	7,000
Menomonee Falls School District, WI, Series 2005 TRANs 4.25%, 8/24/06	11,000	11,038
Merrimack County, NH, Series 2006 TANs 4.50%, 12/28/06	2,500	2,515
New Jersey, Series Fiscal 2006 A TRANs 4.00%, 6/23/06	6,000	6,006
Pioneer Valley Transportation Authority, MA, Series 2005 RANs 4.00%, 8/3/06	1,000	1,002
Plainfield, NJ, Series 2005 BANs 4.75%, 9/21/06	11,780	11,851
Spartanburg County School District, SC, Series 2005 BANs 5.25%, 11/16/06	10,000	10,111
Texas, Series 2005 TRANs 4.50%, 8/31/06	12,000	12,048
Utica City School District, NY, Series 2005 RANs 4.00%, 6/23/06	1,500	1,502
Wachusett Regional School District, MA, Series 2005 RANs 3.75%, 6/30/06	1,500	1,502
Worcester Regional Transportation Authority, MA, Series 2005 RANs 4.00%, 6/30/06	4,500	4,503
		111,434
Put Option Bonds (7.0%)
Harris County Health Facilities Development Corp., TX, Methodist Hospital System, Series 2006 A 3.60%, 7/3/06	10,000	10,000
Northside Independent School District, TX, Series 2005 2.85%, 6/15/06	9,000	9,000
Oklahoma Water Resources Board, State Loan, Series 1994 A, Series 1999 3.38%, 9/1/06	8,985	8,985
Oklahoma Water Resources Board, State Loan, Series 2003 A 3.50%, 10/2/06	9,000	9,000
Plaquemines Port Harbor & Terminal District, LA, Chevron Pipe Line Co., Series 1984 3.00%, 9/1/06	4,700	4,700

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Tax Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Put Option Bonds (cont’d)
Tulsa County Industrial Authority, OK, Capital Improvement, Series 2003 A 3.13%, 5/15/06	$10,000	$10,000
		51,685
Weekly Variable Rate Bonds (64.8%)
Atlanta, GA, Water & Wastewater, Series 2004, Floater-TRs, Series 2006 K2 (FSA) 3.90%, 5/7/06	4,500	4,500
Berkeley County School District, SC, School Building, Series 2005 P-FLOATs PT-3094 3.84%, 5/7/06	5,325	5,325
Bexar County Housing Finance Corp., TX, Multi-Family P-FLOATs PT-2082 3.84%, 5/7/06	1,500	1,500
Centerra Metropolitan District No 1, CO, Series 2004 3.83%, 5/7/06	7,900	7,900
Charlotte, NC, Convention Facility, Series 2003 B COPs 3.85%, 5/7/06	5,000	5,000
Chicago Board of Education, IL, Series 2004 D (FSA) 3.82%, 5/7/06	4,000	4,000
Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio, Series 2005 A 3.82%, 5/7/06	6,255	6,255
Colorado Health Facilities Authority, Catholic Health Initiatives, Series 2004 B-4 3.80%, 5/7/06	1,200	1,200
Columbus Development Authority, GA, Student Housing Facilities, Series 2005 A 3.84%, 5/7/06	5,425	5,425
Denver Urban Renewal Authority, CO, Stapleton Senior Tax Increment, Series 2004 A-1 P-FLOATs PT-999 3.89%, 5/7/06	1,500	1,500
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena, Series 2000 A 3.83%, 5/7/06	10,700	10,700
Duncanville Independent School District, TX, Series 2005 P-FLOATs PT-3224 3.84%, 5/7/06	5,980	5,980
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation Series 2005 A-2 3.77%, 5/7/06	8,000	8,000
Fort Wayne, IN, Health Quest Realty X, Series 1993 A TOBs (FHA) 3.97%, 5/7/06	1,060	1,060
Franklin County, OH, Doctors OhioHealth Corp., Series 2001 A ROCs II-R Series 55 3.84%, 5/7/06	9,835	9,835
Fulton County Development Authority, GA, St. George Village CCRC, Series 2004 3.80%, 5/7/06	10,700	10,700
Glendale Heights, IL, Glendale Lakes, Series 2000 3.80%, 5/7/06	2,445	2,445

	Face
	Amount	Value
	(000)	(000)
Hamilton County, OH, Twin Towers & Twin Lakes, Series 2003 A 3.83%, 5/7/06	$1,500	$1,500
Harrisburg Authority, PA, Harrisburg School District, Series 2006 (FSA) 3.81%, 5/7/06	6,000	6,000
Hawaii Department of Budget & Finance, Queens Health System 1998, Series A 3.83%, 5/7/06	4,800	4,800
Holt Public Schools, MI, Refg, Series 2002 3.78%, 5/7/06	3,645	3,645
Houston, TX, Combined Utility System MERLOTs 2004, Series C13 (MBIA) 3.82%, 5/7/06	1,310	1,310
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago Series 1999 (Ambac) 3.83%, 5/7/06	7,460	7,460
Illinois Development Finance Authority, Palos Community Hospital, Series 1998 3.83%, 5/7/06	8,000	8,000
Indiana Educational Facilities Authority, Bethel College, Series 2004 3.80%, 5/7/06	6,040	6,040
Indiana Health Facility Financing Authority, Community Health Network Series 2005 C 3.80%, 5/7/06	7,000	7,000
Indianapolis Local Public Improvement Bond Bank, IN, Waterworks, Series 2005 H (MBIA) 3.80%, 5/7/06	7,000	7,000
Jackson County Hospital Finance Authority, MI, W. A. Foote Memorial Hospital, Series 2005 A 3.82%, 5/7/06	2,400	2,400
Kansas City Industrial Development Authority, MO, Kansas City Downtown Redevelopment District, Series 2005 A (Ambac) 3.82%, 5/7/06	10,000	10,000
Kansas City Tax Increment Financing Commission, MO, Chouteau I-35, Series 2003 A (MBIA) 3.82%, 5/7/06	7,005	7,005
Kent Hospital Finance Authority, MI, Metropolitan Hospital Series 2005 B 3.83%, 5/7/06	1,800	1,800
Kirkwood School District Educational Facilities Authority, MO, Series 2005 B P-FLOATs PT-3164 (MBIA) 3.84%, 5/7/06	7,995	7,995
Lancaster County Hospital Authority, PA, Willow Valley Retirement Communities, Series 2002 B (Radian) 3.83%, 5/7/06	1,350	1,350
Leesburg, FL, The Villages Regional Hospital, Series 2006 (Radian) 3.86%, 5/7/06	8,000	8,000
Lehman Brothers Pooled Municipal Trust Receipts, KY, Jefferson County Christian Church Homes, Series 1994 Floater-TRs, Series 2005 F8 3.95%, 5/7/06	5,235	5,235

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Tax Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Massachusetts Development Finance Agency, Dana Hall School, Series 2004 3.81%, 5/7/06	$2,500	$2,500
Massachusetts Development Finance Agency, The Institute of Contemporary Art, Series 2004 A 3.81%, 5/7/06	7,000	7,000
Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Obligated Group 2004, Series D (Assured Guaranty) 3.86%, 5/7/06	5,000	5,000
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System Inc., 2003, Series D-4 3.78%, 5/7/06	3,900	3,900
Merrillville, IN, Southlake Care Center, Series 1992 A TOBs (FHA) 3.97%, 5/7/06	570	570
Metropolitan Transportation Authority, NY, ROCs II-R, Series 263 (FSA) 3.83%, 5/7/06	7,680	7,680
Miami - Dade County, FL, Water & Sewer System, Series 2005 (FSA) 3.81%, 5/7/06	25,000	25,000
Minneapolis, MN, Guthrie Theater on the River, Series 2003 A 3.81%, 5/7/06	2,900	2,900
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Series 2004 B1 P-FLOATs PA-1276 3.85%, 5/7/06	7,100	7,100
Nevada System of Higher Education, PUTTERs, Series 1134 2005 B (Ambac) 3.84%, 5/7/06	5,300	5,300
New Castle County, DE, University Courtyard Apartments, Series 2005 3.83%, 5/7/06	5,000	5,000
New Hampshire Health & Education Facilities Authority, Weeks Medical Center, Series 2005 A 3.80%, 5/7/06	3,545	3,545
New Jersey Transportation Trust Fund Authority, Series 2004 A PUTTERs Series 503 (FGIC) 3.84%, 5/7/06	2,440	2,440
New York State Dormitory Authority, Mount St. Mary College, Series 2005 (Radian) 3.84%, 5/7/06	3,000	3,000
New York State Local Government Assistance Corp., Series 1994 B 3.70%, 5/7/06	3,500	3,500
North Carolina Capital Facilities Finance Agency, Barton College Series 2004 3.82%, 5/7/06	5,200	5,200
North Carolina Medical Care Commission, Firsthealth of the Carolinas, Series 2002 3.79%, 5/7/06	2,600	2,600

	Face
	Amount	Value
	(000)	(000)
North Carolina Medical Care Commission, Mission St. Joseph’s Health System, Series 2003 3.85%, 5/7/06	$4,740	$4,740
North Carolina Medical Care Commission, University Health Systems of Eastern Carolina, Series 2006 C-2 (Ambac) 3.78%, 5/7/06	5,800	5,800
North Charleston, SC, Municipal Golf Course, Series 2003 3.85%, 5/7/06	11,520	11,520
Oak Forest, IL, Homewood South Suburban Mayors & Managers Association, Series 1989 3.80%, 5/7/06	13,050	13,050
Oklahoma Capitol Improvement Authority, State Facilities, Series 2005 F P-FLOATs PT-3286 (Ambac) 3.84%, 5/7/06	400	400
Omaha, NE, Eagle #2004001, Class A 3.84%, 5/7/06	1,000	1,000
Oregon Department of Administrative Services, COPs, Series 2005 B ROCs II-R Series 7017 (FGIC) 3.84%, 5/7/06	3,000	3,000
Pima County Industrial Development Authority, AZ, El Dorado Hospital, Series 2004 3.82%, 5/7/06	1,000	1,000
Pine Ridge Village/Campus Heights LLC, AZ, Northern Arizona University, Series 2005 (FGIC) 3.82%, 5/7/06	20,000	20,000
Polk County School Board, FL, Series 2003 A COPs (FSA) 3.79%, 5/7/06	4,600	4,600
Portage County, OH, Robinson Memorial Hospital, Series 2005 3.85%, 5/7/06	16,225	16,225
Portsmouth, VA, Series 2005 A ROCs II-R, Series 6054 (MBIA) 3.84%, 5/7/06	3,170	3,170
Regional Transportation Authority, IL, Refunding, Series 2005 B 3.82%, 5/7/06	3,510	3,510
Rhode Island Convention Center Authority, Refunding 2001,Series A (MBIA) 3.80%, 5/7/06	1,255	1,255
Rhode Island Economic Development Corp., Airport 2005, Series C P-FLOATS PT-2953 (MBIA) 3.84%, 5/7/06	2,165	2,165
Rhode Island Health & Educational Building Corp., Meeting Street Center, Series 2005 3.80%, 5/7/06	6,000	6,000
Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A 3.82%, 5/7/06	7,500	7,500
Roaring Fork Municipal Products, WA, Washington Class A Certificates, Series 2005-4 (FSA) 3.88%, 5/7/06	9,395	9,395
Saline Area Schools, MI, Series 2002 B 3.78%, 5/7/06	55	55

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Tax Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital, Series 2005 A (Radian) 3.86%, 5/7/06	$5,000	$5,000
South Carolina, Research University Infrastructure, Series 2005 A P-FLOATs PT-3245 3.84%, 5/7/06	10,780	10,780
St. Joseph County, IN, Logan Community Resources, Series 2004 3.82%, 5/7/06	6,500	6,500
Tennergy Corp., TN, Gas, Series 2006 B PUTTERs, Series 1260B 3.85%, 5/7/06	10,000	10,000
Texas Water Development Board, Revolving Fund Senior Lien, Series 2000 A P-FLOATs PT-2187 3.82%, 5/7/06	1,040	1,040
Umatilla County Hospital Facility Authority, OR, Catholic Health Initiatives Series 1997 B 3.82%, 5/7/06	4,100	4,100
University of Massachusetts Building Authority, Series 2006-1 (Ambac) 3.80%, 5/7/06	24,900	24,900
University Of Minnesota Regents, Series 1999 A 3.90%, 5/7/06	1,005	1,005
Upper Trinity Regional Water District, TX Regional Treated Water Supply System Refunding, Series 2005 P-FLOATs PT-3290 (Ambac) 3.84%, 5/7/06	7,200	7,200
Volusia County Educational Facilities Authority, FL, Embry-Riddle Aeronautical University, Series 2005 ROCs II-R Sub-Series 440 (Radian) 3.85%, 5/7/06	5,645	5,645
Washington Higher Education Facilities Authority, Whitman College, Series 2004 3.82%, 5/7/06	5,070	5,070
Williamsburg, KY, Cumberland College, Series 2002 3.80%, 5/7/06	1,375	1,375
		477,100
Total Tax-Exempt Instruments (Cost $734,019)		734,019
Total Investments (99.6%) (Cost $734,019)		734,019
Other Assets in Excess of Liabilities (0.4%)		3,184
Net Assets (100%)		$737,203

Ambac                                                                        — Ambac Assurance Corp.

Assured Guaranty            — Assured Guaranty, Ltd.

BANs                                                                             — Bond Anticipation Notes

COPs                                                                                — Certificates of Participation

FGIC                                                                                   — Financial Guaranty Insurance Co.

FHA                                                                                    — Federal Housing Administration.

FSA                                                                                      — Financial Security Assurance, Inc.

MBIA                                                                            — MBIA Insurance Corp.

P-FLOATS                                                   — Puttable Floating Option Tax-Exempt Receipts

Radian                                                                         — Radian Group, Inc.

RANs                                                                             — Revenue Anticipation Notes

ROCs                                                                               — Reset Option Certificates

TANs                                                                             — Tax Anticipation Notes

TAWs                                                                         — Tax Anticipation Warrants

TOBs                                                                               — Tender Option Bonds

TRANs                                                                     — Tax and Revenue Anticipation Notes

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE/TERRITORY

STATE/TERRITORY	Value (000)	Percent of Net Assets
Texas	$59,978	8.1%
Illinois	55,479	7.5
Florida	53,245	7.2
Massachusetts	50,308	6.8
New York	49,205	6.7
South Carolina	47,736	6.5
North Carolina	36,940	5.0
Pennsylvania	35,659	4.8
Kentucky	29,110	4.0
Oklahoma	28,385	3.9
Indiana	28,170	3.8
Georgia	28,125	3.8
Ohio	27,560	3.7
Missouri	25,000	3.4
Arizona	21,000	2.9
New Jersey	20,297	2.8
Colorado	16,855	2.3
Washington	14,465	2.0
Oregon	12,109	1.6
Virginia	11,170	1.5
Wisconsin	11,038	1.5
Tennessee	10,000	1.4
Rhode Island	9,420	1.3
Michigan	7,900	1.1
Mississippi	7,100	1.0
Maryland	7,000	0.9
New Hampshire	6,060	0.8
Nevada	5,300	0.7
Delaware	5,000	0.7
Hawaii	4,800	0.7
Louisiana	4,700	0.6
Minnesota	3,905	0.5
Nebraska	1,000	0.1
	$734,019	99.6%

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Tax Exempt Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Treasury Portfolio (000)	Tax-Exempt Portfolio (000)
Assets:
Investments, at Cost:	$3,885,618	$17,083,330	$3,777,883	$19,610	$734,019
Investments, at Value:(1)	3,885,618	17,083,330	3,777,883	19,610	734,019
Cash	5	—	4	2	96
Interest Receivable	6,592	34,940	5,813	8	5,288
Receivable from Investment Adviser	—	—	54	17	—
Other Assets	25	97	10	1	4
Total Assets	3,892,240	17,118,367	3,783,764	19,638	739,407
Liabilities:
Payable for Investments Purchased	14,999	243,549	—	—	—
Dividends Declared	14,398	70,425	15,116	115	2,127
Investment Advisory Fees Payable	71	881	—	—	19
Payable for Administrative Fees	159	766	173	1	35
Payable for Custodian Fees	13	80	4	4	1
Bank Overdraft Payable	—	9	—	—	—
Shareholder Administration Plan Fees Payable — Service Class	@—	2	@—	@—	@—
Shareholder Administration Plan Fees Payable — Investor Class	@—	1	26	@—	@—
Shareholder Administration Plan Fees Payable — Administrative Class	@—	@—	2	@—	@—
Service and Shareholder Administration Plan Fees Payable — Advisory Class	@—	12	75	3	6
Distribution and Shareholder Service Plans Fees Payable — Participant Class	@—	@—	@—	@—	@—
Distribution and Shareholder Service Plans Fees Payable— Cash Management Class	@—	—	—	@—	@—
Other Liabilities	129	419	189	20	16
Total Liabilities	29,769	316,144	15,585	143	2,204
Net Assets	$3,862,471	$16,802,223	$3,768,179	$19,495	$737,203
Net Assets Consist Of:
Paid-in Capital	$3,862,458	$16,802,183	$3,768,179	$19,494	$737,200
Undistributed (Distributions in Excess of) Net Investment Income	1	5	@—	—	—
Accumulated Net Realized Gain (Loss)	12	35	@—	1	3
Net Assets	$3,862,471	$16,802,223	$3,768,179	$19,495	$737,203
(1) Including:
Repurchase Agreements, at Value:	$450,000	$410,000	$3,181,125	$19,610	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (cont’d)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Treasury Portfolo (000)	Tax Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$3,861,806	$16,683,735	$3,041,933	$3,025	$726,944
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	3,861,795,990	16,683,694,234	3,041,937,022	3,024,820	726,941,226
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$100	$57,316	$492	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	57,316,000	492,219	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$164	$5,901	$351,534	$100	$104
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	163,741	5,900,813	351,533,592	100,000	104,380
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$100	$100	$13,611	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	100,000	13,611,134	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$101	$55,071	$360,509	$15,970	$9,755
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,512	55,070,974	360,508,519	15,969,716	9,755,258
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$100	$100	$100	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	100,000	100,000	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$100	$—	$—	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	—	$—	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$—	$—	$1.00	$1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Six Months Ended April 30, 2006

	Money Market Portfolio (000)	Prime Portfolio (000)	Goverment Portfolio (000)	Treasury Portfolio (000)	Tax-Exempt (000)
Investment Income:
Interest	$67,564	$382,185	$73,327	$951	$16,207
Expenses:
Investment Advisory Fees (Note B)	2,248	12,769	2,463	33	791
Administration Fees (Note C)	755	4,282	826	11	266
Registration and Filing Fees	81	307	167	54	84
Custodian Fees (Note E)	47	277	29	12	23
Professional Fees	61	217	36	14	18
Trustees’ Fees and Expenses	17	99	16	@—	6
Shareholder Reporting Fees	17	56	10	3	4
Transfer Agency Fees (Note C)	1	3	@—	@—	@—
Bank Overdraft Expense	@—	14	@—	—	2
Shareholder Administration Plan Fees — Service Class (Note D)	@—	9	@—	@—	@—
Shareholder Administration Plan Fees — Investor Class (Note D)	@—	6	149	@—	@—
Shareholder Administration Plan Fees — Administrative Class (Note D)	@—	@—	10	@—	@—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	3	82	197	32	36
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	@—	@—	@—	@—	@—
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	@—	—	—	@—	@—
Other Expenses	53	259	64	23	26
Total Expenses	3,283	18,380	3,967	182	1,256
Waiver of Investment Advisory Fees (Note B)	(1,921)	(8,121)	(2,322)	(33)	(677)
Expenses Reimbursed by Adviser (Note B)	—	—	—	(105)	—
Expense Offset (Note E)	(9)	(18)	(25)	(1)	(20)
Net Expenses	1,353	10,241	1,620	43	559
Net Investment Income (Loss)	66,211	371,944	71,707	908	15,648
Realized Gain (Loss):
Investments	12	45	—	@ —	3
Net Increase (Decrease) in Net Assets Resulting from Operations	$66,223	$371,989	$71,707	$908	$15,651

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2006 (unaudited) (000)	Year Ended October 31, 2005 (000)	Six Months Ended April 30, 2006 (unaudited) (000)	Year Ended October 31, 2005 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$66,211	$95,455	$371,944	$369,743
Net Realized Gain (Loss)	12	2	45	5
Net Increase (Decrease) in Net Assets Resulting from Operations	66,223	95,457	371,989	369,748
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(66,155)	(95,432)	(369,527)	(368,357)
Service Class:*
Net Investment Income	(2)	(3)	(805)	(81)
Investor Class:^
Net Investment Income	(3)	(3)	(266)	(382)
Administrative Class:*
Net Investment Income	(2)	(3)	(2)	(3)
Advisory Class:†
Net Investment Income	(44)	(11)	(1,341)	(914)
Participant Class:*
Net Investment Income	(2)	(2)	(2)	(2)
Cash Management Class:**
Net Investment Income	(2)	(1)	—	—
Total Distributions	(66,210)	(95,455)	(371,943)	(369,739)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	15,555,559	22,656,999	88,030,142	113,064,803
Distributions Reinvested	35,356	66,407	186,453	199,398
Redeemed	(14,811,356)	(22,718,202)	(85,498,406)	(108,031,572)
Service Class:*
Subscribed	—	100	870,808	58,993
Distributions Reinvested	—	—	—	—
Redeemed	—	—	(823,949)	(48,536)
Investor Class:^
Subscribed	64	100	20,401	146,900
Distributions Reinvested	@—	—	307	310
Redeemed	@—	—	(34,807)	(127,210)
Administrative Class:*
Subscribed	—	100	—	100
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Advisory Class:†
Subscribed	10,106	15,830	202,254	428,211
Distributions Reinvested	27	—	909	624
Redeemed	(10,112)	(17,255)	(217,293)	(375,984)
Participant Class:*
Subscribed	—	100	—	100
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Cash Management Class:**
Subscribed	—	100	—	—
Distributions Reinvested	—	—	—	—
Redeemed	—	@—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	779,644	4,279	2,736,819	5,316,137
Total Increase (Decrease) in Net Assets	779,657	4,281	2,736,865	5,316,146

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (cont’d)

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2006 (unaudited) (000)	Year Ended October 31, 2005 (000)	Six Months Ended April 30, 2006 (unaudited) (000)	Year Ended October 31, 2005 (000)
Net Assets:
Beginning of Period	3,082,814	3,078,533	14,065,358	8,749,212
End of Period	$3,862,471	$3,082,814	$16,802,223	$14,065,358
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1	$ @—	$5	$4
(1)Capital Share Transactions:
Institutional Class:
Shares Subscribed	15,555,559	22,656,996	88,030,137	113,064,798
Shares Issued on Distributions Reinvested	35,356	66,407	186,453	199,394
Shares Redeemed	(14,811,356)	(22,718,196)	(85,498,402)	(108,031,564)
Net Increase (Decrease) in Institutional Class Shares Outstanding	779,559	5,207	2,718,188	5,232,628
Service Class:*
Shares Subscribed	—	100	870,808	58,963
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	(823,949)	(48,536)
Net Increase (Decrease) in Service Class Shares Outstanding	—	100	46,859	10,457
Investor Class:^
Shares Subscribed	64	100	20,401	146,900
Shares Issued on Distributions Reinvested	@—	—	307	310
Shares Redeemed	@—	—	(34,807)	(127,210)
Net Increase (Decrease) in Investor Class Shares Outstanding	64	100	(14,099)	20,000
Administrative Class:*
Shares Subscribed	—	100	—	100
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	—	100	—	100
Advisory Class:†
Shares Subscribed	10,106	15,830	202,254	428,211
Shares Issued on Distributions Reinvested	27	—	909	624
Shares Redeemed	(10,112)	(17,255)	(217,293)	(375,984)
Net Increase (Decrease) in Advisory Class Shares Outstanding	21	(1,425)	(14,130)	52,851
Participant Class:*
Shares Subscribed	—	100	—	100
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Participant Class Shares Outstanding	—	100	—	100
Cash Management Class:**
Shares Subscribed	—	100	—	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	@—	—	—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	—	100	—	—

*                    The Money Market and Prime Portfolios’ Service, Administrative and Participant classes commenced offering on November 1, 2004.

**             The Money Market Portfolio’s Cash Management class commenced offering on August 15, 2005.

^                     The Money Market and Prime Portfolios’ Investor classes commenced offering on June 16, 2004 and November 1, 2004, respectively.

†                     The Money Market and Prime Portfolios’ Advisory classes commenced offering on February 6, 2004 and April 29, 2004, respectively.

@               Amount is less than $500 or 500 shares.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Government Portfolio		Treasury Portfolio		Tax-Exempt Portfolio
	Six Months Ended April 30, 2006 (unaudited) (000)	Year Ended October 31, 2005 (000)	Six Months Ended April 30, 2006 (unaudited) (000)	Year Ended October 31, 2005 (000)	Six Months Ended April 30, 2006 (unaudited) (000)	Year Ended October 31, 2005 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$71,707	$44,911	$908	$2,758	$15,648	$8,075
Net Realized Gain (Loss)	—	@—	@—	1	3	—
Net Increase (Decrease) in Net Assets Resulting from Operations	71,707	44,911	908	2,759	15,651	8,075
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(61,750)	(36,620)	(380)	(2,599)	(15,258)	(7,542)
Service Class:
Net Investment Income	(10)	(325)	(2)	(3)	(1)	(2)
Investor Class:
Net Investment Income	(6,353)	(6,049)	(2)	(3)	(1)	(2)
Administrative Class:
Net Investment Income	(288)	(640)	(2)	(3)	(1)	(2)
Advisory Class:
Net Investment Income	(3,304)	(1,274)	(518)	(147)	(384)	(524)
Participant Class:
Net Investment Income	(2)	(3)	(2)	(2)	(2)	(2)
Cash Management Class:*
Net Investment Income	—	—	(2)	(1)	(1)	(1)
Total Distributions	(71,707)	(44,911)	(908)	(2,758)	(15,648)	(8,075)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	15,321,132	10,110,092	140,126	600,333	4,668,519	2,556,703
Distributions Reinvested	43,435	19,694	516	2,477	13,015	4,578
Redeemed	(14,519,145)	(8,347,842)	(207,704)	(720,494)	(5,085,082)	(1,540,084)
Service Class:
Subscribed	—	46,181	—	100	—	100
Distributions Reinvested	8	321	—	—	—	—
Redeemed	—	(46,017)	—	—	—	—
Investor Class:
Subscribed	2,786,962	3,252,446	—	100	—	100
Distributions Reinvested	2,379	2,485	—	—	—	2
Redeemed	(2,716,819)	(3,085,696)	—	—	—	(1,118)
Administrative Class:
Subscribed	251,654	645,610	—	100	—	100
Distributions Reinvested	283	591	—	—	—	—
Redeemed	(249,203)	(635,324)	—	—	—	—
Advisory Class:
Subscribed	726,839	607,041	93,656	22,873	148,384	227,121
Distributions Reinvested	1,268	844	203	134	393	453
Redeemed	(499,111)	(500,122)	(95,464)	(7,639)	(237,845)	(184,751)
Participant Class:
Subscribed	@—	147	—	100	—	130
Distributions Reinvested	—	@—	—	—	@—	@—
Redeemed	(47)	—	—	—	(2)	(29)
Cash Management Class:*
Subscribed	—	—	—	100	@—	100
Distributions Reinvested	—	—	—	—	—	—
Redeemed	—	—	—	—	—	@—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,149,635	2,070,451	(68,667)	(101,816)	(492,618)	1,063,405
Total Increase (Decrease) in Net Assets	1,149,635	2,070,451	(68,667)	(101,815)	(492,615)	1,063,405

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets   (cont’d)

	Government		Treasury		Tax-Exempt
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended	Year
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Ended
	2006	October 31,	2006	October 31,	2006	October 31,
	(unaudited)	2005	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)	(000)	(000)
Net Assets:
Beginning of Period	2,618,544	548,093	88,162	189,977	1,229,818	166,413
End of Period	$3,768,179	$2,618,544	$19,495	$88,162	$737,203	$1,229,818
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$ @—	$ @—	$—	$—	$—	$—
(1)Capital Share Transactions:
Institutional Class:
Shares Subscribed	15,321,132	10,110,090	140,126	600,334	4,668,519	2,556,703
Shares Issued on Distributions Reinvested	43,435	19,694	516	2,477	13,015	4,578
Shares Redeemed	(14,519,145)	(8,347,836)	(207,703)	(720,494)	(5,085,081)	(1,540,084)
Net Increase (Decrease) in Institutional Class Shares Outstanding	845,422	1,781,948	(67,061)	(117,683)	(403,547)	1,021,197
Service Class:*
Shares Subscribed	—	46,181	—	100	—	100
Shares Issued on Distributions Reinvested	8	320	—	—	—	—
Shares Redeemed	—	(46,017)	—	—	—	—
Net Increase (Decrease) in Service Class Shares Outstanding	8	484	—	100	—	100
Investor Class:^
Shares Subscribed	2,786,962	3,252,445	—	100	—	100
Shares Issued on Distributions Reinvested	2,379	2,485	—	—	—	2
Shares Redeemed	(2,716,819)	(3,085,694)	—	—	—	(1,118)
Net Increase (Decrease) in Investor Class Shares Outstanding	72,522	169,236	—	100	—	(1,016)
Administrative Class:*
Shares Subscribed	251,654	645,610	—	100	—	100
Shares Issued on Distributions Reinvested	283	591	—	—	—	—
Shares Redeemed	(249,203)	(635,324)	—	—	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	2,734	10,877	—	100	—	100
Advisory Class:
Shares Subscribed	726,839	607,041	93,656	22,873	148,384	227,121
Shares Issued on Distributions Reinvested	1,268	844	203	134	393	453
Shares Redeemed	(499,111)	(500,122)	(95,464)	(7,639)	(237,845)	(184,751)
Net Increase (Decrease) in Advisory Class Shares Outstanding	228,996	107,763	(1,605)	15,368	(89,068)	42,823
Participant Class:*
Shares Subscribed	@—	147	—	100	@—	130
Shares Issued on Distributions Reinvested	—	@—	—	—	@—	@—
Shares Redeemed	(47)	—	—	—	(2)	(29)
Net Increase (Decrease) in Participant Class Shares Outstanding	(47)	147	—	100	(2)	101
Cash Management Class:**
Shares Subscribed	—	—	—	100	—	100
Shares Issued on Distributions Reinvested	—	—	—	—	—	—
Shares Redeemed	—	—	—	—	—	@—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	—	—	—	100	—	100

*                    The Government, Treasury and Tax-Exempt Portfolios’ Service, Administrative and Participant classes commenced offering on November 1, 2004.

**             The Treasury and Tax-Exempt Portfolios’ Cash Management classes commenced offering on August 15, 2005.

^                     The Treasury Portfolio’s Investor class commenced offering on November 1, 2004.

@               Amount is less than $500 or 500 shares.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Net Asset			Net Asset
	Value,	Net	Distributions	Value,
	Beginning	Investment	From Net	End of
	of Period	Income	Investment Income	Period
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.022	$(0.022)	$1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
2/2/04** through 10/31/04	1.000	0.009	(0.009)	1.000
Service Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
Investor Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05[1]	1.000	0.027	(0.027)	1.000
Administrative Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05	1.000	0.027	(0.027)	1.000
Advisory Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.020	$(0.020)	$1.000
Year Ended 10/31/05	1.000	0.026	(0.026)	1.000
2/6/04** through 10/31/04	1.000	0.008	(0.008)	1.000
Participant Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.020	$(0.020)	$1.000
Year Ended 10/31/05	1.000	0.024	(0.024)	1.000
Cash Management Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
8/15/05** through 10/31/05	1.000	0.008	(0.008)	1.000
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.022	$(0.022)	$1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
2/2/04** through 10/31/04	1.000	0.009	(0.009)	1.000
Service Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
Investor Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05	1.000	0.027	(0.027)	1.000
Administrative Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05	1.000	0.027	(0.027)	1.000
Advisory Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.020	$(0.020)	$1.000
Year Ended 10/31/05	1.000	0.026	(0.026)	1.000
4/29/04** through 10/31/04	1.000	0.006	(0.006)	1.000
Participant Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.019	$(0.019)	$1.000
Year Ended 10/31/05	1.000	0.024	(0.024)	1.000

The accompanying notes are an integral part of the financial statements.

Financial Highlights (cont’d)

									Ratio of Net
		Net			Ratio of		Ratio of Net		Investment Income
		Assets	Ratio of		Expenses to Average		Investment		to Average
		End of	Expenses to		Net Assets		Income to		Net Assets
Total		Period	Average Net		(Before Waivers/		Average Net		(Before Waivers/
Return		(000)	Assets		Reimbursement)		Assets		Reimbursement)
2.19	%‡	$3,861,806	0.09	%*	0.22	%*	4.42	%*	4.29	%*
2.87%		3,082,234	0.10%		0.22%		2.85%		2.73%
0.95	%‡	3,077,029	0.07	%*†	0.24	%*†	1.41	%*	1.24	%*
2.16	%‡	$100	0.14	%*	0.27	%*	4.32	%*	4.19	%*
2.82%		100	0.15%		0.27%		2.78%		2.66%
2.14	%‡	$164	0.19	%*	0.32	%*	4.32	%*	4.19	%*
2.76%		100	0.20%		0.32%		2.73%		2.61%
2.11	%‡	$100	0.24	%*	0.37	%*	4.22	%*	4.09	%*
2.71%		100	0.25%		0.37%		2.68%		2.56%
2.06	%‡	$101	0.35	%*†	0.47	%*†	4.02	%*	3.90	%*
2.61%		80	0.35%		0.47%		2.52%		2.40%
0.76	%‡	1,504	0.31	%*†	0.50	%*†	1.12	%*	0.93	%*
1.97	%‡	$100	0.52	%*†	0.66	%*†	3.94	%*	3.80	%*
2.46%		100	0.50%		0.62%		2.43%		2.31%
2.16	%‡	$100	0.15	%*†	0.28	%*†	4.31	%*	4.18	%*
0.77	%‡	100	0.15	%*	0.27	%*	3.58	%*	3.46	%*
2.18	%‡	$16,683,735	0.12	%*	0.21	%*	4.37	%*	4.28	%*
2.87%		13,965,500	0.11%		0.22%		2.85%		2.74%
0.94	%‡	8,732,862	0.08	%*	0.24	%*	1.41	%*	1.25	%*
2.16	%‡	$57,316	0.17	%*	0.26	%*	4.39	%*	4.29	%*
2.82%		10,457	0.16%		0.27%		3.54%		3.43%
2.13	%‡	$5,901	0.22	%*	0.32	%*	4.17	%*	4.07	%*
2.77%		20,000	0.21%		0.32%		2.67%		2.56%
2.11	%‡	$100	0.27	%*	0.36	%*	4.20	%*	4.11	%*
2.72%		100	0.26%		0.37%		2.68%		2.57%
2.06	%‡	$55,071	0.37	%*	0.47	%*	4.07	%*	3.97	%*
2.62%		69,201	0.36%		0.47%		2.73%		2.62%
0.57	%‡	16,350	0.33	%*	0.49	%*	1.14	%*	0.98	%*
1.96	%‡	$100	0.55	%*†	0.65	*†	3.92	%*	3.82	%*
2.47%		100	0.51%		0.62%		2.43%		2.32%

The accompanying notes are an integral part of the financial statements.

Financial Highlights (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income	Net Asset Value, End of Period
Government Portfolio:
Institutional Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.022	$(0.022)	$1.000
Year Ended 10/31/05	1.000	0.029	(0.029)	1.000
8/9/04** through 10/31/04	1.000	0.004	(0.004)	1.000
Service Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
Investor Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
8/9/04** through 10/31/04	1.000	0.004	(0.004)	1.000
Administrative Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05	1.000	0.027	(0.027)	1.000
Advisory Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.020	$(0.020)	$1.000
Year Ended 10/31/05	1.000	0.026	(0.026)	1.000
10/1/04** through 10/31/04	1.000	0.001	(0.001)	1.000
Participant Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.019	$(0.019)	$1.000
Year Ended 10/31/05	1.000	0.025	(0.025)	1.000
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05	1.000	0.028	(0.028)	1.000
8/9/04** through 10/31/04	1.000	0.004	(0.004)	1.000
Service Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05	1.000	0.027	(0.027)	1.000
Investor Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05	1.000	0.027	(0.027)	1.000
Administrative Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
Year Ended 10/31/05	1.000	0.026	(0.026)	1.000
Advisory Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.020	$(0.020)	$1.000
Year Ended 10/31/05	1.000	0.025	(0.025)	1.000
8/9/04** through 10/31/04	1.000	0.003	(0.003)	1.000
Participant Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.019	$(0.019)	$1.000
Year Ended 10/31/05	1.000	0.024	(0.024)	1.000
Cash Management Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.021	$(0.021)	$1.000
8/15/05** through 10/31/05	1.000	0.008	(0.008)	1.000

The accompanying notes are an integral part of the financial statements.

Financial Highlights (cont’d)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)

2.19%‡	$3,041,933	0.08	%*	0.22	%*	4.39	%*	4.25	%*
2.91%	2,196,511	0.05%		0.25%		3.07%		2.87%
0.38%‡	414,567	0.05	%*†	0.37	%*†	1.73	%*	1.41	%*

2.16%‡	$492	0.13	%*	0.27	%*	4.31	%*	4.17	%*
2.86%	484	0.10%		0.30%		2.65%		2.45%

2.14%‡	$351,534	0.18	%*	0.31	%*	4.28	%*	4.14	%*
2.81%	279,012	0.15%		0.35%		2.91%		2.71%
0.35%‡	109,776	0.15	%*†	0.53	%*†	1.53	%*	1.15	%*

2.11%‡	$13,611	0.23	%*	0.37	%*	4.17	%*	4.02	%*
2.76%	10,877	0.20%		0.40%		2.60%		2.39%

2.06%‡	$360,509	0.33	%*	0.48	%*	4.19	%*	4.04	%*
2.65%	131,513	0.30%		0.50%		3.12%		2.92%
0.13%‡	23,750	0.30	%*†	0.55	%*†	1.53	%*	1.28	%*

1.97%‡	$100	0.50	%*†	0.65	%*†	3.90	%*	3.75	%*
2.50%	147	0.45%		0.65%		2.53%		2.33%

2.16%‡	$3,025	0.05	%*	0.52	%*	4.17	%*	3.70	%*
2.79%	70,087	0.05%		0.49	%†	2.61%		2.17%
0.36%‡	187,770	0.05	%*†	0.35	%*†	1.57	%*	1.27	%*

2.13%‡	$100	0.10	%*	0.96	%*	4.26	%*	3.40	%*
2.74%	100	0.10%		0.53	%†	2.70%		2.27%

2.11%‡	$100	0.15	%*	1.00	%*	4.21	%*	3.35	%*
2.69%	100	0.15%		0.58	%†	2.65%		2.22%

2.08%‡	$100	0.20	%*	1.06	%*	4.16	%*	3.30	%*
2.64%	100	0.20%		0.63	%†	2.60%		2.17%

2.03%‡	$15,970	0.30	%*	1.04	%*	4.07	%*	3.33	%*
2.53%	17,575	0.30%		0.64%		2.92%		2.58%
0.30%‡	2,207	0.30	%*†	0.67	%*†	1.30	%*	0.93	%*

1.94%‡	$100	0.48	%*†	1.34	%*†	3.87	%*	3.01	%*
2.38%	100	0.45%		0.88	%†	2.35%		1.92%

2.13%‡	$100	0.11	%*†	0.97	%*†	4.25	%*	3.39	%*
0.76%‡	100	0.10	%*	0.43	%*†	3.52	%*	3.19	%*

The accompanying notes are an integral part of the financial statements.

Financial Highlights (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income	Net Asset Value, End of Period
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.015	$(0.015)	$1.000
Year Ended 10/31/05	1.000	0.022	(0.022)	1.000
2/2/04** through 10/31/04	1.000	0.008	(0.008)	1.000
Service Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.015	$(0.015)	$1.000
Year Ended 10/31/05	1.000	0.021	(0.021)	1.000
Investor Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.014	$(0.014)	$1.000
Year Ended 10/31/05	1.000	0.020	(0.020)	1.000
6/8/04** through 10/31/04	1.000	0.005	(0.005)	1.000
Administrative Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.014	$(0.014)	$1.000
Year Ended 10/31/05	1.000	0.020	(0.020)	1.000
Advisory Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.014	$(0.014)	$1.000
Year Ended 10/31/05	1.000	0.019	(0.019)	1.000
6/15/04** through 10/31/04[2]	1.000	0.002	(0.002)	1.000
Participant Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.013	$(0.013)	$1.000
Year Ended 10/31/05	1.000	0.018	(0.018)	1.000
Cash Management Class
Six Months Ended 4/30/06 (unaudited)	$1.000	$0.015	$(0.015)	$1.000
8/15/05** through 10/31/05	1.000	0.005	(0.005)	1.000

*                    Annualized

**             Commencement of Operations

‡                     Not Annualized

1                      The Money Market Portfolio’s Investor Share Class commenced offering on June 16, 2004. There were no Investor shares outstanding during the period July 28, 2004 to October 31, 2004.

2                      The Tax- Exempt Portfolio’s Advisory Share Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

†                     Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service and shareholder administration plan fees due to different periods of operation for each share class as well as fluctuations in daily net asset amounts.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (cont’d)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income to Average Net Assets (Before Waivers/ Reimbursement)

1.50%‡	$726,944	0.10	%*	0.23	%*	2.97	%*	2.84	%*
2.17%	1,130,489	0.09%		0.32	%†	2.35%		2.12%
0.84%‡	109,292	0.06	%*†	0.35	%*†	1.19	%*	0.90	%*

1.47%‡	$100	0.15	%*	0.28	%*	2.95	%*	2.82	%*
2.12%	100	0.14%		0.40	%†	2.10%		1.84%

1.45%‡	$104	0.20	%*	0.33	%*	2.89	%*	2.76	%*
2.07%	104	0.19%		0.45	%†	2.01%		1.75%
0.45%‡	1,121	0.17	%*†	0.38	%*†	1.06	%*	0.85	%*

1.42%‡	$100	0.25	%*	0.38	%*	2.85	%*	2.72	%*
2.02%	100	0.24%		0.50	%†	2.00%		1.74%

1.37%‡	$9,755	0.35	%*	0.48	%*	2.65	%*	2.52	%*
1.92%	98,823	0.34%		0.62	%†	1.86%		1.58%
0.24%‡	56,000	0.33	%*†	0.55	%*†	1.32	%*	1.10	%*

1.28%‡	$100	0.54	%*†	0.67	%*†	2.55	%*	2.42	%*
1.77%	102	0.49%		0.75	%†	1.76%		1.49%

1.47%‡	$100	0.16	%*†	0.29	%*†	2.93	%*	2.80	%*
0.53%‡	100	0.14	%*	0.30	%*†	2.47	%*	2.30	%*

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a Massachusetts business trust. The Fund is comprised of five separate, active, diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to seven different classes of shares for certain Portfolios - Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.                 Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

2.                 Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.                 Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a “first-in-first-out” basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Investment Advisory Fees:Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total annual operating expenses of each share class will not exceed the amounts noted below. This fee and expense waiver may be discontinued at any time.

Portfolio	AdvisoryFee
Money Market	0.15%
Prime	0.15
Government	0.15
Treasury	0.15
Tax-Exempt	0.15

	Maximum
	Expense Ratio
	Money				Tax-
Class	Market	Prime	Government	Treasury	Exempt
Institutional Class	0.20%	0.20%	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70	0.70
Cash Management Class	0.50	—	—	0.50	0.50

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios’ Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios.

Notes to Financial Statements  (cont’d)

C. Administration Fees: MS Investment Management (the “Administrator”) also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MS Investment Management receives an annual fee, accrued daily and payable monthly, of 0.05% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses. J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., provides fund accounting and other services pursuant to a sub-administration agreement with MS Investment Management and receives compensation for these services from MS Investment Management. JPMIS also serves as the Transfer Agent to the Fund pursuant to a Transfer Agency Agreement. An employee of JPMIS is an officer of the Fund.

D. Distribution and Service and Shareholder Administration Plan Fees: Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of MS Investment Management, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Service Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personnel and account maintenance services to shareholders.

The Fund has also entered into a Shareholder Service Plan and a Distribution Plan with respect to its Participant Class shares. Pursuant to the Shareholder Service Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personnel and account maintenance services. Pursuant to the Distribution Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.15% of the average daily net assets of such class of shares, to compensate for any activities or expenses primarily intended to result in the sale of such class of shares.

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Pursuant to the Shareholder Service Plan, the Cash Management Class shares will pay the Distributor a monthly or quarterly service fee at an annual rate of 0.05% of the average daily net assets of such class of shares, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Class shares.

The Fund has also entered into a Distribution Plan with respect to its Cash Management Class shares pursuant to which its Cash Management Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares (prior to April 25, 2006, the annual rate was 0.05%), to compensate certain financial intermediaries who provide any activities or expenses primarily intended to result in the sale of such class of shares.

Prior to April 29, 2005 Morgan Stanley & Co. Incorporated, a wholly-owned subsidiary of Morgan Stanley, and an affiliate of MS Investment Management, served as the distributor of the Fund.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2005 and 2004 were as follows:

	2005			2004
	Distributions			Distributions
	Paid From:			Paid From:
	Ordinary		Long-term	Ordinary		Long-term
	Income		Capital Gain	Income		Capital Gain
Portfolio	(000)		(000)	(000)		(000)
Money Market	$95,455		$—	$19,002		$—
Prime	369,739		—	49,256		—
Government	44,911		—	1,004		—
Treasury	2,758		—	738		—
Tax-Exempt	8,075	*	—	735	*	—

* Distributions are tax-exempt.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

Notes to Financial Statements  (cont’d)

At October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)
Money Market	$10,220
Prime	43,146
Government	8,388
Treasury	228
Tax-Exempt	2,020

At April 30, 2006, cost for U.S. Federal income tax purposes for the investments of the Portfolios were as follows:

Portfolio	Cost (000)
Money Market	$3,885,618
Prime	17,083,330
Government	3,777,883
Treasury	19,610
Tax-Exempt	734,019

At October 31, 2005, the Prime Portfolio had capital loss carry-forwards for U.S. Federal income tax purposes of approximately $10,000 available to offset future capital gains which will expire on October 31, 2012.

During the year ended October 31, 2005, the Money Market and Prime Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $2,000 and $5,000, respectively.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Other: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At April 30, 2006, approximately 29.2% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Insurer	Percentage of Net Assets
Ambac	10.6%
Assured Guaranty	0.7
FGIC	3.5
FHA	0.2
FSA	7.0
MBIA	4.1
Radian	3.1

At April 30, 2006, certain Portfolios had otherwise unaffiliated  record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
	Money				Tax-
Class	Market	Prime	Government	Treasury	Exempt
Institutional Class	—%	27.5%	69.6%	87.3%	31.7%
Service Class	—	99.8	70.4	—	—
Investor Class	32.9	98.3	73.5	—	—
Administrative Class	—	—	84.9	—	—
Advisory Class	—	87.5	86.2	97.6	89.3
Participant Class	—	—	—	—	—
Cash Management Class	—	—	—	—	—

Trustee and Officer Information

Trustees

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge Road
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, NY 10017

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
 Boston, MA 02116-5072

Officers

Charles A. Fiumefreddo
Chairman of the Board and Trustee

Ronald E. Robison
President and Principal Executive Officer

Barry Fink
Vice President

J. David Germany
Vice President

Dennis F. Shea
Vice President

Stefanie V. Chang Yu
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

James W. Garrett
Treasurer and Chief Financial Officer

Michael J. Leary
Director of Treasury and Compliance

Mary E. Mullin
Secretary

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and NCSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting the Mutual Fund Center on our website at www.morganstanley.com. This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020
MSILF: (888) 378-1630

© 2006 Morgan Stanley

ISO6-00457P-Y04/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

/s/ James Garrett
James Garrett
Principal Financial Officer
June 20, 2006